RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES - Schedule of weighted average remaining lease terms (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
Cash payment for operating leases	¥ 0
Total operating lease expenses	¥ 0	$ 0	¥ 2,034,000	¥ 4,307,000